Acquisition (Details) - Schedule of details of the carrying amount and the fair value of identifiable assets and liabilities	6 Months Ended
Jun. 30, 2022 USD ($)
Consideration given up
Common shares	$ 7,774,000
Total consideration given up	7,774,000
Fair value of identifiable assets acquired, and liabilities assumed
Net working deficit	(613,156)
Property, plant, and equipment	12,500
Intangible assets	6,600,000
Goodwill	1,774,656
Total identifiable assets	$ 7,774,000